Convertible Notes and Warrant Liability (Details) - Schedule of Warrants Outstanding - Warrants Outstanding [Member] - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Purchase Agreement [Member]
Schedule of Warrants Outstanding [Line Items]
Balance
Issued			36,114
Exercised			(36,114)
Modified	[1]
Balance		3,587
First Tranche [Member]
Schedule of Warrants Outstanding [Line Items]
Balance		3,587
Issued			3,587
Exercised
Modified	[1]
Balance			3,587
Second Tranche [Member]
Schedule of Warrants Outstanding [Line Items]
Balance		62,223
Issued			222,223
Exercised
Modified	[1]		(160,000)
Balance			62,223

[1]	During the year ended December 31, 2023, the Company and certain Investors of the August 2023 Warrants agreed to amend the terms of the original warrant agreements to remove the feature that precludes the warrants from being considered indexed to the Company’s own stock. As a result, these modified warrants were measured at fair value and reclassified to equity.